Summary of Significant Accounting Policies (Details) - Schedule of Exchange Rates Used to Translate Amounts in USD	Dec. 31, 2023	Dec. 31, 2022
RMB into U.S. Dollars [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Exchange Rates Used to Translate Amounts in USD [Line Items]
Balance Sheet Date Rates	7.0827	6.9646
Average Rates	7.0467	6.7261
Euro into U.S. Dollars [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Exchange Rates Used to Translate Amounts in USD [Line Items]
Balance Sheet Date Rates	0.9012	0.9383
Average Rates	0.9153	0.9485